EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
EARNINGS PER SHARE

12. EARNINGS PER SHARE

        Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2011, 2012 and 2013 as follows:

	2011	2012	2013
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	386,508	470,106	500,640

Denominator:
Denominator for basic earnings per share—weighted average common shares outstanding	56,754,240	57,510,591	58,551,925
Effect of dilutive share options	2,313,184	1,864,532	1,517,272

Denominator for diluted earnings per share	59,067,424	59,375,123	60,069,197

Basic earnings per share	6.81	8.17	8.55

Diluted earnings per share	6.54	7.92	8.33

        The Company excluded outstanding share options of 1,294,660 in 2011, 2,520,002 in 2012 and 2,707,713 in 2013 from the calculation of diluted earnings per common share because the exercise prices of these share options were greater than or equal to the average market value of the common shares. These options could be included in the calculation in the future if the average market value of the common shares increases and is greater than the exercise price of these options.